CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (33,262,516)	$ 4,444,464	$ 7,212,221
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	4,353,607	3,345,896	2,640,945
Bad debt expense	(13,275)	(24,540)	(27,464)
Depreciation and amortization	4,337,701	4,468,527	3,598,498
Impairment losses	81,870
Loss on disposal of property and equipment	389,744	610,138	403,176
Changes in operating assets and liabilities:
Accounts receivable	(397,854)	512,202	(1,270,264)
Amount due from related party	(356,090)
Other receivables	3,153,303	(5,856,605)	(2,513,825)
Advances to suppliers and prepaid expenses	(639,940)	219,816	(100,136)
Merchandise inventories	6,193,787	(15,630,526)	(8,241,637)
Prepaid land use right	(6,234,620)
Other non-current assets	(393,629)	431,015	(259,599)
Accounts payable	(1,445,285)	3,892,684	6,259,237
Advances from customers	(1,378,387)	521,088	2,052,509
Accrued expenses	1,791,986	(1,438,348)	4,136,254
Amount due to related parties	(8,529)	(167,212)	175,741
Income tax payable	283,371	(538,667)	239,070
Other current liabilities	1,134,255	496,559	1,829,654
Deferred tax	2,701,243	(1,160,536)	(884,663)
Net cash provided by (used in) operating activities	(19,709,258)	(5,874,045)	15,249,717
Cash flows from investing activities:
Purchase of property and equipment	(33,627,377)	(6,671,142)	(6,261,815)
Purchase of intangible assets	(540,494)	(703,705)	(440,959)
Proceeds from sale of property and equipment	195,777	60,123	22,520
Purchase of short-term investments	(20,631,910)	(30,199,200)
Proceeds from sale of short-term investments	30,199,200	7,322,363
Net cash used in investing activities	(24,404,804)	(30,191,561)	(6,680,254)
Cash flows from financing activities
Collection of note receivable from option exercise		556,988
Gross proceeds from issuance of ordinary shares from initial public offering		105,229,853
Repurchase of fraction shares during ADS conversion	(5)
Offering expenses incurred (refund)	15,418	(3,096,180)
Net cash provided by financing activities	15,413	102,690,661
Effect of exchange rate changes	(1,815,758)	629,044	52,177
Net increase (decrease) in cash and cash equivalents	(45,914,407)	67,254,099	8,621,640
Cash and cash equivalents at beginning of year	86,011,952	18,757,853	10,136,213
Cash and cash equivalents at end of year	40,097,545	86,011,952	18,757,853
Supplemental disclosure of cash flow information
Income taxes paid	314,121	3,151,197	2,337,951
Non-cash investing and financing activities:
Accounts payable for purchase of property, plant and equipment	4,009,951	156,341
Deferred initial public offering cost		$ (493,271)